Material accounting policies information - Summary Of Useful Life For Intangible Assets (Details)	12 Months Ended
Jun. 30, 2024
Client relationship | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets	1 year
Client relationship | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets	20 years
Supplier relationships
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets	5 years
Non-compete agreement
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets	3 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets	3 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets	5 years
Licences | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets	3 years
Software - own work capitalised | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets	3 years
Software - own work capitalised | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets	5 years